Long-lived Assets by Geographic Area (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Long-lived assets:
PRC	$ 873,396	5,497,068	1,785,511
Non-PRC	28,650	180,321	45,872
Long Lived Assets, Total	$ 902,046	5,677,389	1,831,383